Mortgage Loan Participation and Sale Agreements (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Mortgage Loan Participation and Sale Agreements

Mortgage loan participation and sale agreements are summarized below:

	Year ended December 31,
	2016	2015	2014
	(dollars in thousands)
Weighted-average interest rate (1)	1.74%	1.62%	1.42%
Average balance	$70,391	$49,318	$44,770
Total interest expense	$1,376	$1,001	$912
Maximum daily amount outstanding	$99,469	$148,032	$116,363

(1)	Excludes the effect of amortization of debt issuance costs of $130,000 for the year ended December 31, 2016, and $193,000 for the year ended December 31, 2015.

	December 31,
	2016	2015
	(dollars in thousands)
Carrying value:
Amount outstanding	$25,917	$—
Unamortized debt issuance costs	—	—
	$25,917	$—
Weighted-average interest rate	2.02%	—
Mortgage loans acquired for sale pledged to secure mortgage loan participation and sale agreements	$26,738	$—